Property and Equipment - Schedule of Property and Equipments (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 79,664	$ 65,307
Accumulated Depreciation	$ (25,197)	(23,525)	(15,728)
Total	$ 54,302	56,139	49,579
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		910	910
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		27,391	22,137
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		38,288	27,361
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		5,107	5,119
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,030	2,309
Other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,947	2,096
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,991	$ 5,375